Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Current assets
Cash and cash equivalents	$ 558,469	$ 722,102
Trade and other receivables	53,077	62,284
Merchant cash advances	106,169	74,236
Inventories	14,612	16,492
Other current assets	65,696	42,786
Total current assets	798,023	917,900
Lease right-of-use assets, net	12,714	17,075
Property and equipment, net	17,102	20,496
Intangible assets, net	159,542	227,031
Goodwill	797,962	1,349,235
Other long-term assets	40,562	42,865
Deferred tax assets	298	552
Total assets	1,826,203	2,575,154
Current liabilities
Accounts payable and accrued liabilities	73,075	68,679
Lease liabilities	5,654	6,942
Income taxes payable	1,540	1,709
Deferred revenue	68,714	67,336
Total current liabilities	148,983	144,666
Deferred revenue	1,088	851
Lease liabilities	11,319	16,269
Other long-term liabilities	562	967
Deferred tax liabilities	284	0
Total liabilities	162,236	162,753
Shareholders’ equity
Share capital	4,157,395	4,362,691
Additional paid-in capital	200,634	213,918
Accumulated other comprehensive loss	(7,462)	(4,045)
Accumulated deficit	(2,686,600)	(2,160,163)
Total shareholders’ equity	1,663,967	2,412,401
Total liabilities and shareholders’ equity	1,826,203	2,575,154
Commitments and contingencies